Performance by Geographic Area Performance by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2014
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

		December 31	Year Ended December 31
(Dollars in millions)	Year	Total Assets (1)	Total Revenue, Net of Interest Expense (2)	Income Before Income Taxes	Net Income (Loss)
U.S. (3)	2014	$1,792,719	$72,960	$4,643	$3,305
	2013	1,803,243	76,612	13,221	10,588
	2012		72,175	1,867	4,116
Asia (4)	2014	92,005	3,605	759	473
	2013	98,605	4,442	1,382	887
	2012		3,478	353	282
Europe, Middle East and Africa	2014	190,365	6,409	1,098	813
	2013	169,708	6,353	1,003	(403)
	2012		6,011	323	(543)
Latin America and the Caribbean	2014	29,445	1,273	355	242
	2013	30,717	1,535	566	359
	2012		1,670	529	333
Total Non-U.S.	2014	311,815	11,287	2,212	1,528
	2013	299,030	12,330	2,951	843
	2012		11,159	1,205	72
Total Consolidated	2014	$2,104,534	$84,247	$6,855	$4,833
	2013	2,102,273	88,942	16,172	11,431
	2012		83,334	3,072	4,188

(1)	Total assets include long-lived assets, which are primarily located in the U.S.

(2)	There were no material intercompany revenues between geographic regions for any of the periods presented.

(3)	Substantially reflects the U.S.

(4)	Amounts include pretax gains of $753 million ($474 million net-of-tax) on the sale of common shares of CCB during 2013.